AllianzGI International Growth Fund
AllianzGI International Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 299 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI International Growth Fund		Class A	Class T	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	2.50%	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI International Growth Fund		Class A	Class T	Institutional Class
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1 Fees)		0.25%	0.25%	none
Other Expenses		5.31%	5.31%	4.38%
Total Annual Fund Operating Expenses		6.36%	6.36%	5.18%
Expense Reductions	[1]	(5.16%)	(5.16%)	(4.23%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.20%	1.20%	0.95%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to waive, through January 31, 2018, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses excluding interest, taxes, and extraordinary expenses, and certain credits and other expenses, exceed 1.20% for Class A shares, 1.20% for Class T shares and 0.95% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI International Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	1,896	3,094	5,948
Class T	369	1,639	2,875	5,820
Institutional Class	97	1,173	2,245	4,909

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI International Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	1,896	3,094	5,948
Class T	369	1,639	2,875	5,820
Institutional Class	97	1,173	2,245	4,909

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2016 was 20% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by creating a diversified portfolio of non-U.S. stocks exhibiting long-term growth and quality characteristics. The portfolio managers will attempt to include in the Fund’s portfolio securities that exhibit the greatest combination of earnings and cash flow growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The Fund will normally invest primarily in non-U.S. securities, including emerging market securities, and is not limited in the percentage of its assets that it may invest in any one country, region or geographic area. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may invest in initial public offerings (IPOs).

The portfolio managers will follow a disciplined, bottom-up approach to stock selection that is based on fundamental, company-specific analysis. The Fund will target investments in companies primarily based on analysis of three criteria: structural growth, quality and valuation. In identifying issuers likely to benefit from structural growth, the portfolio managers will seek out issuers with superior business models, best-in-class technology and exposure to secular market growth drivers in order to compound issuers’ earnings and cash flows over the long term. In evaluating the quality of potential investment targets, the portfolio managers will consider issuers’ balance sheet strength, long-term competitive position and the presence of barriers to entry to defend pricing power over the long term. The portfolio managers will apply the valuation criterion by making investments in companies whose potential value they believe is not yet reflected in market valuations, and whose ability to satisfy the Funds’ key investment criteria is likely to be sustainable in the long-term. The investment decisions of the portfolio managers are not normally guided by sector or geography, or by weightings of the Fund’s performance benchmark or any other index.

In addition to equity securities, the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as access products such as participatory notes. Although the Fund does not expect to invest significantly in derivative instruments, it may do so at any time. The Fund may achieve its exposure to non-U.S. securities either directly or through depository receipts such as American Depositary Receipts (ADRs) Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 07/01/2016–09/30/2016	4.80%
Lowest 10/01/2016–12/31/2016	-8.80%

Average Annual Total Returns (for periods ended 12/31/16)
Average Annual Returns - AllianzGI International Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(5.69%)	(2.67%)	Feb. 02, 2015
Class T	(2.69%)	(1.06%)	Feb. 02, 2015
Institutional Class	0.11%	0.53%	Feb. 02, 2015
After Taxes on Distributions | Class A	(5.69%)	(2.88%)
After Taxes on Distributions and Sale of Fund Shares | Class A	(3.22%)	(2.12%)
MSCI AC World Index ex USA	4.50%	(0.96%)	Feb. 02, 2015
MSCI AC World Index ex USA Growth Total Return	0.12%	(1.15%)	Feb. 02, 2015
Lipper International Multi-Cap Growth Funds Average	(1.23%)	(1.02%)	Feb. 02, 2015

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.